Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,743,500
Previously Paid Amount	0.00
Total Fee Amount	516.98
Total Offset Amount	0.00
Net Fee	516.98
Narrative - Max Aggregate Offering Price	$ 3,743,500
Final Prospectus	true